UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 11, 2012 to September 12, 2012

Commission File Number of Issuing entity:	333-177354-02

UBS-Barclays Commercial Mortgage Trust 2012-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-177354

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc.
Barclays Bank PLC
Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC)
KeyBank National Association
(Exact names of sponsors as specified in their charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0613665 / 46-0621519
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]	_______
A-2	[ ]	[ ]	[_X_]	_______
A-3	[ ]	[ ]	[_X_]	_______
A-4	[ ]	[ ]	[_X_]	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

Item 8. Other Information.
Original Form 10-D dated September 27, 2012 is hereby amended to change the name of one of the authorized signatories of the Depositor from Nicholas Galeone, Executive Director to David Schell, Director.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: 12/19/14	By: ___/s/ David Schell______
Name: __David Schell______
Title: _Executive Director___

By: ____/s/ Alfred Fernandez__
Name: _____Alfred Fernandez___
Title: __Executive Director __

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Exhibits referenced in and attached to the original Form 10-D filed on September 27, 2012 for the monthly distribution period from August 11, 2012 to September 12, 2012 are incorporated by reference herein.